Note 14 - Black-Scholes Option-Pricing Model Assumptions (Details)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Risk-free interest rate	0.818%	0.98%	1.314%
Expected lives (years)	15 years	15 years	15 years
Expected volatility	53.794%	55.217%	55.861%
Expected dividends	1.023%	0.909%	0.535%